Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) BasisPoint	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Mar. 28, 2017 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Distribution rights and other intangibles of AdeS soy-based beverages				$ 1,664
Risk premium basis points | BasisPoint	0.0100
Impairment of distribution rights		$ 745
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 32	22	$ 8
Selling And Marketing Expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	236	83	106
General And Administrative Expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 730	$ 544	$ 358
Technology costs and management systems [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years